PORTFOLIO OF INVESTMENTS – as of June 30, 2021 (Unaudited)

Loomis Sayles Institutional High Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 75.7% of Net Assets
Non-Convertible Bonds – 69.6%
	ABS Home Equity – 0.4%
$355,000	Progress Residential Trust, Series 2021-SFR3, Class F, 3.436%, 5/17/2026, 144A	$358,757
690,000	Progress Residential Trust, Series 2021-SFR4, Class F, 3.407%, 5/17/2038, 144A	688,723
325,000	VOLT XCVI LLC, Series 2021-NPL5, Class A2, 4.826%, 3/27/2051, 144A(a)	324,669

		1,372,149

	ABS Other – 0.3%
430,992	Business Jet Securities LLC, Series 2021-1A, Class C, 5.067%, 4/15/2036, 144A	432,309
645,584	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class D, 3.170%, 11/20/2037, 144A	649,860

		1,082,169

	Aerospace & Defense – 2.7%
30,000	Boeing Co. (The), 3.250%, 2/01/2035	30,334
195,000	Boeing Co. (The), 3.550%, 3/01/2038	200,278
135,000	Boeing Co. (The), 3.825%, 3/01/2059	137,753
1,775,000	Bombardier, Inc., 7.125%, 6/15/2026, 144A	1,858,425
1,340,000	Bombardier, Inc., 7.875%, 4/15/2027, 144A	1,390,250
115,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	122,549
1,072,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	1,274,747
2,209,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	2,852,879
770,000	TransDigm, Inc., 4.875%, 5/01/2029, 144A	777,315
770,000	TransDigm, Inc., 5.500%, 11/15/2027	802,725
55,000	TransDigm, Inc., 7.500%, 3/15/2027	58,506
385,000	Triumph Group, Inc., 6.250%, 9/15/2024, 144A	390,775

		9,896,536

	Airlines – 2.2%
80,000	American Airlines Group, Inc., 3.750%, 3/01/2025, 144A	73,700
524,900	American Airlines Pass Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	504,198
1,490,898	American Airlines Pass Through Trust, Series 2017-2, Class B, 3.700%, 4/15/2027	1,445,732

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Airlines – continued
$790,000	American Airlines, Inc., 11.750%, 7/15/2025, 144A	$991,450
910,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, 4/20/2026, 144A	963,462
1,030,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029, 144A	1,113,687
740,000	Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyality Ltd., 5.750%, 1/20/2026, 144A	794,471
1,457,848	U.S. Airways Pass Through Trust, Series 2013-1, Class B, 5.375%, 5/15/2023	1,461,988
315,000	United Airlines, Inc., 4.375%, 4/15/2026, 144A	326,082
475,000	United Airlines, Inc., 4.625%, 4/15/2029, 144A	491,625

		8,166,395

	Automotive – 2.2%
185,000	Dana, Inc., 4.250%, 9/01/2030	190,319
3,515,000	Ford Motor Co., 9.000%, 4/22/2025	4,333,538
1,110,000	General Motors Financial Co., Inc., Series A, (fixed rate to 9/30/2027, variable rate thereafter), 5.750%(b)	1,208,113
360,000	General Motors Financial Co., Inc., Series C, (fixed rate to 9/30/2030, variable rate thereafter), 5.700%(b)	403,200
1,080,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	1,238,620
270,000	Real Hero Merger Sub 2, Inc., 6.250%, 2/01/2029, 144A	280,044
265,000	Wheel Pros, Inc., 6.500%, 5/15/2029, 144A	267,981

		7,921,815

	Banking – 0.7%
1,145,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	1,234,791
1,285,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A	1,401,089

		2,635,880

	Building Materials – 2.2%
2,795,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	2,841,117
425,000	Cemex SAB de CV, (fixed rate to 6/8/2026, variable rate thereafter), 5.125%, 144A(b)	438,685
1,265,000	Foundation Building Materials, Inc., 6.000%, 3/01/2029, 144A	1,252,350
525,000	JELD-WEN, Inc., 4.875%, 12/15/2027, 144A	545,590

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Building Materials – continued
$540,000	LBM Acquisition LLC, 6.250%, 1/15/2029, 144A	$544,158
810,000	Park River Holdings, Inc., 5.625%, 2/01/2029, 144A	787,624
180,000	Park River Holdings, Inc., 6.750%, 8/01/2029, 144A	182,250
385,000	Patrick Industries, Inc., 4.750%, 5/01/2029, 144A	382,594
405,000	SRS Distribution, Inc., 6.125%, 7/01/2029, 144A	416,790
525,000	Victors Merger Corp., 6.375%, 5/15/2029, 144A	528,938

		7,920,096

	Cable Satellite – 4.2%
6,305,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031, 144A	6,425,993
370,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	391,441
3,375,000	DISH DBS Corp., 7.750%, 7/01/2026	3,822,187
1,080,944	Ligado Networks LLC, 15.500% PIK, 11/01/2023, 144A(s)	1,066,492
332,873	Ligado Networks LLC, 17.500% PIK, 5/01/2024, 144A(s)	256,326
385,000	Telesat Canada/Telesat LLC, 5.625%, 12/06/2026, 144A	386,444
955,000	UPC Broadband Finco B.V., 4.875%, 7/15/2031, 144A	957,196
1,889,000	Ziggo BV, 5.500%, 1/15/2027, 144A	1,962,671

		15,268,750

	Chemicals – 2.5%
200,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030, 144A	208,384
575,000	Braskem Netherlands Finance BV, 5.875%, 1/31/2050, 144A	629,631
380,000	Consolidated Energy Finance S.A., 6.500%, 5/15/2026, 144A	389,827
225,000	CVR Partners LP/CVR Nitrogen Finance Corp., 6.125%, 6/15/2028, 144A	230,625
4,738,000	Hercules LLC, 6.500%, 6/30/2029	5,222,934
295,000	Herens Holdco S.a.r.l., 4.750%, 5/15/2028, 144A	293,525
240,000	INEOS Quattro Finance 2 PLC, 3.375%, 1/15/2026, 144A	243,175
750,000	Koppers, Inc., 6.000%, 2/15/2025, 144A	774,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Chemicals – continued
$940,000	Minerals Technologies, Inc., 5.000%, 7/01/2028, 144A	$977,920

		8,970,021

	Construction Machinery – 0.1%
380,000	Titan International, Inc., 7.000%, 4/30/2028, 144A	397,575

	Consumer Cyclical Services – 3.8%
450,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.000%, 6/01/2029, 144A	456,206
545,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.250%, 1/15/2028, 144A	579,744
2,470,000	Realogy Group LLC/Realogy Co-Issuer Corp., 5.750%, 1/15/2029, 144A	2,582,113
1,902,000	Terminix Co. LLC (The), 7.450%, 8/15/2027	2,225,340
195,000	TKC Holdings, Inc., 10.500%, 5/15/2029, 144A	211,088
3,815,000	Uber Technologies, Inc., 6.250%, 1/15/2028, 144A	4,105,741
3,180,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	3,494,756

		13,654,988

	Diversified Manufacturing – 0.1%
385,000	Madison IAQ LLC, 5.875%, 6/30/2029, 144A	391,737

	Electric – 0.7%
2,520,000	Calpine Corp., 5.125%, 3/15/2028	2,564,100

	Finance Companies – 3.7%
1,000,000	AGFC Capital Trust I, 3-month LIBOR + 1.750%, 1.934%, 1/15/2067, 144A(d)(e)(f)	642,680
210,000	Aircastle Ltd., (fixed rate to 6/15/2026, variable rate thereafter), 5.250%, 144A(b)	212,100
320,000	Fortress Transportation & Infrastructure Investors LLC, 5.500%, 5/01/2028, 144A	333,200
1,240,000	Freedom Mortgage Corp., 7.625%, 5/01/2026	1,290,840
895,000	General Motors Financial Co., Inc., Series B, (fixed rate to 9/30/2028, variable rate thereafter), 6.500%(b)	1,002,400
425,000	Global Aircraft Leasing Co. Ltd., 7.250% PIK or 6.500% Cash, 9/15/2024, 144A(g)	427,125
985,000	Midcap Financial Issuer Trust, 6.500%, 5/01/2028, 144A	1,030,842
4,010,000	Navient Corp., MTN, 5.625%, 8/01/2033	3,876,828
2,885,000	Quicken Loans LLC, 5.250%, 1/15/2028, 144A	3,029,250

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Finance Companies – continued
$430,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	$424,625
1,185,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	1,193,875

		13,463,765

	Financial Other – 1.6%
205,000	China Evergrande Group, 8.750%, 6/28/2025	136,709
200,000	China Evergrande Group, 9.500%, 4/11/2022	171,100
4,445,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029, 144A	4,422,775
1,230,000	Nationstar Mortgage Holdings, Inc., 5.500%, 8/15/2028, 144A	1,240,000

		5,970,584

	Food & Beverage – 1.1%
699,000	Kraft Heinz Foods Co., 3.000%, 6/01/2026	744,389
1,360,000	MARB BondCo. PLC, 3.950%, 1/29/2031, 144A	1,311,312
610,000	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 3/01/2029, 144A	615,301
575,000	Triton Water Holdings, Inc., 6.250%, 4/01/2029, 144A	576,438
800,000	US Foods, Inc., 4.750%, 2/15/2029, 144A	816,000

		4,063,440

	Gaming – 2.5%
515,000	Boyd Gaming Corp., 4.750%, 6/15/2031, 144A	534,312
830,000	Caesars Entertainment, Inc., 8.125%, 7/01/2027, 144A	923,126
655,000	Caesars Resort Collection LLC/CRC Finco, Inc., 5.250%, 10/15/2025, 144A	663,187
460,000	International Game Technology PLC, 4.125%, 4/15/2026, 144A	478,975
890,000	International Game Technology PLC, 5.250%, 1/15/2029, 144A	954,525
590,000	MGM China Holdings Ltd., 4.750%, 2/01/2027, 144A	601,346
495,000	Scientific Games International, Inc., 7.000%, 5/15/2028	540,639
940,000	Scientific Games International, Inc., 7.000%, 5/15/2028, 144A	1,026,668
480,000	Scientific Games International, Inc., 7.250%, 11/15/2029	541,440
1,090,000	Scientific Games International, Inc., 7.250%, 11/15/2029, 144A	1,229,520

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Gaming – continued
$700,000		Studio City Finance Ltd., 5.000%, 1/15/2029, 144A	$706,314
930,000		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.500%, 3/01/2025	1,001,480

			9,201,532

		Government Owned - No Guarantee – 0.2%
39,600,000		Export-Import Bank of Korea, MTN, 6.750%, 8/09/2022, (INR)	541,499
75,000	(††)	Petroleos Mexicanos, 7.650%, 11/24/2021, 144A, (MXN)	375,143

			916,642

		Healthcare – 2.7%
345,000		AHP Health Partners, Inc., 5.750%, 7/15/2029, 144A	349,744
1,685,000		CHS/Community Health Systems, Inc., 5.625%, 3/15/2027, 144A	1,798,737
735,000		CHS/Community Health Systems, Inc., 6.125%, 4/01/2030, 144A	746,025
780,000		CHS/Community Health Systems, Inc., 6.875%, 4/15/2029, 144A	816,247
1,065,000		HCA, Inc., 7.050%, 12/01/2027	1,304,625
358,000		HCA, Inc., 7.500%, 11/06/2033	494,040
995,000		MPH Acquisition Holdings LLC, 5.750%, 11/01/2028, 144A	999,885
2,765,000		Tenet Healthcare Corp., 6.125%, 10/01/2028, 144A	2,946,495
410,000		U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026, 144A	423,653

			9,879,451

		Home Construction – 1.2%
885,000		Beazer Homes USA, Inc., 5.875%, 10/15/2027	924,869
1,105,000		Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 6.250%, 9/15/2027, 144A	1,167,156
115,000		Forestar Group, Inc., 3.850%, 5/15/2026, 144A	116,041
1,970,000		Tri Pointe Homes, Inc., 5.250%, 6/01/2027	2,137,450

			4,345,516

		Independent Energy – 6.4%
815,000		Antero Resources Corp., 7.625%, 2/01/2029, 144A	904,650
107,000		Antero Resources Corp., 8.375%, 7/15/2026, 144A	121,713
355,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.875%, 6/30/2029, 144A	355,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$654,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 9.000%, 11/01/2027, 144A	$903,396
870,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	876,525
185,000	California Resources Corp., 7.125%, 2/01/2026, 144A	194,679
205,000	Callon Petroleum Co., 6.250%, 4/15/2023	205,238
540,000	Callon Petroleum Co., 8.000%, 8/01/2028, 144A	546,075
150,000	Centennial Resource Production LLC, 5.375%, 1/15/2026, 144A	147,000
475,000	Centennial Resource Production LLC, 6.875%, 4/01/2027, 144A	485,740
175,000	Chesapeake Energy Corp., 5.500%, 2/01/2026, 144A	184,625
455,000	Comstock Resources, Inc., 6.750%, 3/01/2029, 144A	484,680
655,000	Energean Israel Finance Ltd., 4.875%, 3/30/2026, 144A	671,133
345,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028, 144A	354,391
250,000	Energy Ventures GoM LLC/EnVen Finance Corp., 11.750%, 4/15/2026, 144A	260,720
60,000	EQT Corp., 3.125%, 5/15/2026, 144A	61,483
125,000	EQT Corp., 3.625%, 5/15/2031, 144A	130,313
345,000	Hilcorp Energy I LP/Hilcorp Finance Co., 5.750%, 2/01/2029, 144A	359,662
305,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.000%, 2/01/2031, 144A	323,300
470,000	Independence Energy Finance LLC, 7.250%, 5/01/2026, 144A	493,580
830,000	Indigo Natural Resources LLC, 5.375%, 2/01/2029, 144A	867,350
555,000	Matador Resources Co., 5.875%, 9/15/2026	571,650
740,000	MEG Energy Corp., 5.875%, 2/01/2029, 144A	771,450
1,540,000	Mesquite Energy, Inc., 6.125%, 1/15/2023(e)(h)(i)(j)	28,182
405,000	Murphy Oil Corp., 6.375%, 7/15/2028	427,012
510,000	Northern Oil & Gas, Inc., 8.125%, 3/01/2028, 144A	549,525
195,000	Oasis Petroleum, Inc., 6.375%, 6/01/2026, 144A	203,332
630,000	Occidental Petroleum Corp., 4.100%, 2/15/2047	586,606
135,000	Occidental Petroleum Corp., 4.200%, 3/15/2048	126,225

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$160,000	Occidental Petroleum Corp., 4.400%, 4/15/2046	$153,680
3,410,000	Occidental Petroleum Corp., 8.875%, 7/15/2030	4,560,500
290,000	Ovintiv, Inc., 6.500%, 8/15/2034	382,833
125,000	Ovintiv, Inc., 6.500%, 2/01/2038	166,419
620,000	Ovintiv, Inc., 6.625%, 8/15/2037	827,253
85,000	Ovintiv, Inc., 7.200%, 11/01/2031	111,849
75,000	Ovintiv, Inc., 7.375%, 11/01/2031	99,578
345,000	Ovintiv, Inc., 8.125%, 9/15/2030	470,163
430,000	Range Resources Corp., 4.875%, 5/15/2025	445,050
645,000	Range Resources Corp., 8.250%, 1/15/2029, 144A	727,237
265,000	SM Energy Co., 5.625%, 6/01/2025	262,350
175,000	SM Energy Co., 6.500%, 7/15/2028	179,812
330,000	SM Energy Co., 6.750%, 9/15/2026	335,775
1,820,000	Southwestern Energy Co., 6.450%, 1/23/2025	2,014,740
395,000	Vine Energy Holdings LLC, 6.750%, 4/15/2029, 144A	415,737

		23,348,211

	Industrial Other – 0.2%
560,000	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 2/01/2026, 144A	589,512

	Leisure – 2.7%
260,000	AMC Entertainment Holdings, Inc., 10.500%, 4/15/2025, 144A	282,100
250,000	Boyne USA, Inc., 4.750%, 5/15/2029, 144A	257,933
2,465,000	Carnival Corp., 5.750%, 3/01/2027, 144A	2,582,087
390,000	Cinemark USA, Inc., 5.250%, 7/15/2028, 144A	399,750
525,000	Live Nation Entertainment, Inc., 3.750%, 1/15/2028, 144A	527,321
1,420,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	1,487,450
295,000	NCL Finance Ltd., 6.125%, 3/15/2028, 144A	309,145

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Leisure – continued
$465,000	Royal Caribbean Cruises Ltd., 3.700%, 3/15/2028	$444,117
290,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026, 144A	289,638
1,835,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	1,921,795
135,000	Viking Cruises Ltd., 5.875%, 9/15/2027, 144A	133,407
1,015,000	Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029, 144A	1,025,150

		9,659,893

	Lodging – 1.0%
310,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 4.875%, 7/01/2031, 144A	309,188
1,305,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 5.000%, 6/01/2029, 144A	1,334,363
275,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029, 144A	278,781
1,345,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	1,386,291
170,000	Travel & Leisure Co., 6.000%, 4/01/2027	186,757

		3,495,380

	Media Entertainment – 2.9%
1,200,000	AMC Networks, Inc., 4.250%, 2/15/2029	1,210,500
595,000	Audacy Capital Corp., 6.750%, 3/31/2029, 144A	618,425
65,000	Clear Channel Outdoor Holdings, Inc., 7.500%, 6/01/2029, 144A	67,297
930,000	Clear Channel Outdoor Holdings, Inc., 7.750%, 4/15/2028, 144A	974,194
395,000	Deluxe Corp., 8.000%, 6/01/2029, 144A	428,575
1,657,000	iHeartCommunications, Inc., 8.375%, 5/01/2027	1,775,061
710,000	Lions Gate Capital Holdings LLC, 5.500%, 4/15/2029, 144A	746,387
1,390,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	1,653,127
125,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	151,825
1,035,000	Netflix, Inc., 6.375%, 5/15/2029	1,321,954
255,000	Playtika Holding Corp., 4.250%, 3/15/2029, 144A	254,824
590,000	Sinclair Television Group, Inc., 5.125%, 2/15/2027, 144A	592,212

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Media Entertainment – continued
$490,000	Summer BC Bidco B LLC, 5.500%, 10/31/2026, 144A	$498,178
225,000	Townsquare Media, Inc., 6.875%, 2/01/2026, 144A	240,750

		10,533,309

	Metals & Mining – 2.4%
1,035,000	Cleveland-Cliffs, Inc., 4.625%, 3/01/2029, 144A	1,089,099
830,000	Cleveland-Cliffs, Inc., 4.875%, 3/01/2031, 144A	871,500
1,660,000	First Quantum Minerals Ltd., 6.875%, 3/01/2026, 144A	1,736,543
3,030,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027, 144A	3,301,791
200,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	207,500
150,000	SunCoke Energy, Inc., 4.875%, 6/30/2029, 144A	149,812
585,000	United States Steel Corp., 6.650%, 6/01/2037	623,113
450,000	United States Steel Corp., 6.875%, 3/01/2029	481,500
170,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026, 144A	168,300

		8,629,158

	Midstream – 2.3%
1,015,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.625%, 12/15/2025, 144A	1,099,935
885,000	Buckeye Partners LP, 4.500%, 3/01/2028, 144A	907,400
1,305,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.500%, 6/15/2031, 144A	1,359,797
530,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.000%, 2/01/2029, 144A	555,175
555,000	EQM Midstream Partners LP, 6.500%, 7/15/2048	593,850
475,000	Ferrellgas LP/Ferrellgas Finance Corp., 5.375%, 4/01/2026, 144A	470,844
470,000	Harvest Midstream I LP, 7.500%, 9/01/2028, 144A	510,420
1,835,000	New Fortress Energy, Inc., 6.750%, 9/15/2025, 144A	1,878,581
200,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	181,500
495,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023	487,575
395,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.000%, 6/01/2031, 144A	404,381

		8,449,458

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Agency Commercial Mortgage-Backed Securities – 1.2%
$100,000	Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.922%, 10/15/2045, 144A	$99,910
205,000	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.428%, 8/10/2044, 144A(a)	170,179
1,830,000	GS Mortgage Securities Trust, Series 2011-GC5, Class D, 5.428%, 8/10/2044, 144A(a)	1,006,540
720,000	JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, Class C, 4.723%, 8/15/2046(a)	676,907
155,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class C, 4.777%, 10/15/2045, 144A(a)	146,465
1,135,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class B, 4.496%, 8/15/2046(a)	830,823
375,000	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C, 4.426%, 10/15/2030, 144A(a)	293,517
208,290	Starwood Retail Property Trust, Series 2014-STAR, Class A, 1-month LIBOR + 1.470%, 1.543%, 11/15/2027, 144A(d)	151,344
545,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class C, 4.458%, 8/15/2050	405,190
215,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class C, 4.508%, 12/15/2045(a)	184,538
515,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class D, 4.957%, 6/15/2045, 144A(a)	335,123

		4,300,536

	Oil Field Services – 1.0%
395,000	Nabors Industries Ltd., 7.250%, 1/15/2026, 144A	387,100
265,000	Precision Drilling Corp., 6.875%, 1/15/2029, 144A	272,950
40,000	Precision Drilling Corp., 7.125%, 1/15/2026, 144A	41,200
210,000	Solaris Midstream Holdings LLC, 7.625%, 4/01/2026, 144A	222,600
1,545,000	Transocean Poseidon Ltd., 6.875%, 2/01/2027, 144A	1,552,725
435,000	Transocean, Inc., 8.000%, 2/01/2027, 144A	366,246
195,000	Transocean, Inc., 11.500%, 1/30/2027, 144A	208,396
110,000	Weatherford International Ltd., 8.750%, 9/01/2024, 144A	115,087
525,000	Weatherford International Ltd., 11.000%, 12/01/2024, 144A	546,000

		3,712,304

	Packaging – 0.9%
2,015,000	ARD Finance S.A., 7.250% PIK or 6.500% Cash, 6/30/2027(g)	2,115,750
1,040,000	Mauser Packaging Solutions Holding Co., 7.250%, 4/15/2025	1,019,200

		3,134,950

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Pharmaceuticals – 1.9%
$4,285,000	Bausch Health Cos., Inc., 5.250%, 2/15/2031, 144A	$3,999,833
845,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.000%, 6/30/2028, 144A	569,830
450,000	Endo Luxembourg Finance Co. I.S.a.r.l/Endo U.S., Inc., 6.125%, 4/01/2029, 144A	441,000
280,000	Jazz Securities DAC, 4.375%, 1/15/2029, 144A	290,304
1,025,000	Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.125%, 4/30/2031, 144A	1,055,955
450,000	Par Pharmaceutical, Inc., 7.500%, 4/01/2027, 144A	460,049

		6,816,971

	Property & Casualty Insurance – 0.3%
385,000	BroadStreet Partners, Inc., 5.875%, 4/15/2029, 144A	392,700
1,920,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 11.444%, 1/15/2033, 144A(d)(e)(f)(j)(k)	564,000

		956,700

	Refining – 0.1%
180,000	Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.000%, 4/15/2025, 144A	195,750

	REITs - Hotels – 0.3%
45,000	Service Properties Trust, 3.950%, 1/15/2028	42,412
470,000	Service Properties Trust, 4.350%, 10/01/2024	473,290
135,000	Service Properties Trust, 4.500%, 6/15/2023	138,375
75,000	Service Properties Trust, 4.650%, 3/15/2024	76,365
60,000	Service Properties Trust, 4.750%, 10/01/2026	59,250
215,000	Service Properties Trust, 4.950%, 2/15/2027	213,925

		1,003,617

	REITs - Mortgage – 0.1%
230,000	Starwood Property Trust, Inc., 3.625%, 7/15/2026, 144A	231,725

	Restaurants – 0.1%
315,000	Bloomin’ Brands, Inc./OSI Restaurant Partners LLC, 5.125%, 4/15/2029, 144A	323,662

	Retailers – 2.3%
225,000	Ambience Merger Sub, Inc., 4.875%, 7/15/2028, 144A	225,563
415,000	Ambience Merger Sub, Inc., 7.125%, 7/15/2029, 144A	419,150

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Retailers – continued
$760,000	Carvana Co., 5.500%, 4/15/2027, 144A	$784,875
1,495,000	Carvana Co., 5.875%, 10/01/2028, 144A	1,572,620
585,000	Crocs, Inc., 4.250%, 3/15/2029, 144A	596,700
1,410,000	L Brands, Inc., 5.250%, 2/01/2028	1,577,437
765,000	Magic Mergeco, Inc., 7.875%, 5/01/2029, 144A	788,906
470,000	NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.125%, 4/01/2026, 144A	501,725
485,000	PetSmart, Inc./PetSmart Finance Corp., 4.750%, 2/15/2028, 144A	503,794
570,000	PetSmart, Inc./PetSmart Finance Corp., 7.750%, 2/15/2029, 144A	628,425
370,000	Rite Aid Corp., 7.500%, 7/01/2025, 144A	374,625
570,000	Victoria’s Secret & Co., 4.625%, 7/15/2029, 144A	570,000

		8,543,820

	Supermarkets – 0.0%
155,000	Safeway, Inc., 7.250%, 2/01/2031	180,963

	Supranational – 0.2%
45,600,000	International Finance Corp., 5.850%, 11/25/2022, (INR)	621,456

	Technology – 3.1%
600,000	Clarivate Science Holdings Corp., 4.875%, 6/30/2029, 144A	615,750
3,300,000	CommScope Technologies LLC, 5.000%, 3/15/2027	3,378,375
730,000	Elastic NV, 4.125%, 7/15/2029, 144A	730,000
1,485,000	Endure Digital, Inc., 6.000%, 2/15/2029, 144A	1,470,150
190,000	Everi Holdings, Inc., 5.000%, 7/15/2029, 144A	190,000
1,685,000	Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	1,739,257
710,000	Pitney Bowes, Inc., 6.875%, 3/15/2027, 144A	749,938
1,015,000	Rocket Software, Inc., 6.500%, 2/15/2029, 144A	1,007,164
530,000	Square, Inc., 2.750%, 6/01/2026, 144A	539,275
760,000	Veritas U.S., Inc./Veritas Bermuda Ltd., 10.500%, 2/01/2024, 144A	780,117

		11,200,026

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Transportation Services – 0.1%
$70,000		Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.750%, 7/15/2027, 144A	$73,391
390,000		Fenix Marine Service Holdings Ltd., 8.000%, 1/15/2024	429,000

			502,391

		Treasuries – 1.8%
1,497	(†††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2025, (BRL)	317,488
110,000	(††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	582,469
310,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	1,620,728
75,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	413,903
490,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	2,745,219
4,170,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	876,079

			6,555,886

		Wireless – 1.3%
1,915,000		Altice France S.A., 5.125%, 7/15/2029, 144A	1,924,383
29,970,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	1,501,808
600,000		IHS Netherlands Holdco BV, 8.000%, 9/18/2027, 144A	652,788
395,000		Kenbourne Invest S.A., 4.700%, 1/22/2028, 144A	397,090
200,000		Liquid Telecommunications Financing PLC, 5.500%, 9/04/2026, 144A	204,918

			4,680,987

		Wirelines – 1.9%
1,180,000		Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	1,303,711
495,000		Embarq Corp., 7.995%, 6/01/2036	561,157
1,235,000		Level 3 Financing, Inc., 3.750%, 7/15/2029, 144A	1,201,038
1,390,000		Lumen Technologies, Inc., 5.375%, 6/15/2029, 144A	1,409,995
1,550,000		Telecom Italia Capital S.A., 6.375%, 11/15/2033	1,848,375
650,000		Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 4.750%, 4/15/2028, 144A	648,375

			6,972,651

		Total Non-Convertible Bonds (Identified Cost $248,480,166)	252,722,457

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – 6.1%
	Airlines – 0.4%
$315,000	JetBlue Airways Corp., 0.500%, 4/01/2026, 144A	$313,898
675,000	Southwest Airlines Co., 1.250%, 5/01/2025	1,022,203

		1,336,101

	Cable Satellite – 1.9%
6,790,000	DISH Network Corp., 3.375%, 8/15/2026	6,929,195

	Consumer Cyclical Services – 0.3%
465,000	Expedia Group, Inc., Zero Coupon, 0.000%, 2/15/2026, 144A(l)	502,200
500,000	Peloton Interactive, Inc., Zero Coupon, 0.000%-1.734%, 2/15/2026, 144A(m)	483,438

		985,638

	Healthcare – 0.7%
2,175,000	Teladoc Health, Inc., 1.250%, 6/01/2027	2,434,695

	Media Entertainment – 0.1%
580,000	Twitter, Inc., Zero Coupon, 0.000%, 3/15/2026, 144A(l)	553,175

	Oil Field Services – 0.7%
3,430,074	Pioneer Energy Services Corp., 5.000% PIK or 5.000% Cash, 11/15/2025, 144A(c)(e)(i)(j)(n)	2,610,286

	Pharmaceuticals – 1.3%
440,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	455,972
3,510,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	3,516,764
345,000	Ionis Pharmaceuticals, Inc., Zero Coupon, 0.000%, 4/01/2026, 144A(l)	337,997
320,000	Livongo Health, Inc., 0.875%, 6/01/2025	508,342

		4,819,075

	Technology – 0.7%
1,620,000	Palo Alto Networks, Inc., 0.375%, 6/01/2025	2,203,200
190,000	Splunk, Inc., 1.125%, 6/15/2027	185,131

		2,388,331

	Total Convertible Bonds (Identified Cost $22,490,420)	22,056,496

	Total Bonds and Notes (Identified Cost $270,970,586)	274,778,953

Principal Amount (‡)	Description	Value (†)
Senior Loans – 0.8%
	Airlines – 0.1%
$414,961	United Airlines, Inc., 2021 Term Loan B, 1-month LIBOR + 3.750%, 4.500%, 4/21/2028(d)	$420,032

	Chemicals – 0.1%
489,000	Lonza Group AG, USD Term Loan B, 4/29/2028(o)	489,264

	Independent Energy – 0.4%
1,247,000	Ascent Resources - Utica, 2020 2nd Lien Term Loan, 3-month LIBOR + 9.000%, 10.000%, 11/01/2025(d)	1,375,341

	Lodging – 0.1%
438,556	Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 5/19/2028(o)	438,693

	Pharmaceuticals – 0.1%
360,000	Jazz Financing Lux S.a.r.l., USD Term Loan, 1-month LIBOR + 3.500%, 4.000%, 5/05/2028(d)	361,012

	Total Senior Loans (Identified Cost $2,939,078)	3,084,342

Collateralized Loan Obligations – 1.8%
475,000	CIFC Funding Ltd., Series 2019-1A, Class DR, 3-month LIBOR + 3.100%, 3.288%, 4/20/2032, 144A (d)	475,148
800,000	Madison Park Funding XII Ltd., Series 2014-12A, Class E, 3-month LIBOR + 5.100%, 5.288%, 7/20/2026, 144A (d)	798,272
735,000	OHA Credit Funding 2 Ltd., Series 2019-2A, Class ER, 3-month LIBOR + 6.360%, 6.546%, 4/21/2034, 144A (d)	735,019
985,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class ER, 3-month LIBOR + 6.250%, , 7/02/2035, 144A (d)(j)(p)	985,000
1,385,000	OZLM XXIII Ltd., Series 2019-23A, Class DR, 3-month LIBOR + 3.750%, 3.934%, 4/15/2034, 144A (d)	1,391,201
750,000	Palmer Square CLO Ltd., Series 2018-3A, Class D, 3-month LIBOR + 4.400%, 4.556%, 8/15/2026, 144A (d)	750,002
445,000	Palmer Square CLO Ltd., Series 2021-2A, Class D, 3-month LIBOR + 2.900%, 3.006%, 7/15/2034, 144A (d)	444,989
250,000	Palmer Square Loan Funding Ltd., Series 2020-3A, Class D, 3-month LIBOR + 4.230%, 4.418%, 7/20/2028, 144A (d)	250,845
560,000	VERDE CLO Ltd., Series 2019-1A, Class DR, 3-month LIBOR + 3.250%, 3.434%, 4/15/2032, 144A (d)	561,605

	Total Collateralized Loan Obligations (Identified Cost $6,378,204)	6,392,081

Shares
Common Stocks – 11.9%
	Aerospace & Defense – 0.3%
3,155	Lockheed Martin Corp.	1,193,694

	Air Freight & Logistics – 0.3%
5,697	United Parcel Service, Inc., Class B	1,184,805

	Beverages – 0.3%
22,317	Coca-Cola Co. (The)	1,207,573

Shares	Description	Value (†)
Common Stocks – continued
	Capital Markets – 0.7%
1,403	BlackRock, Inc.	$1,227,583
13,648	Morgan Stanley	1,251,385

		2,478,968

	Chemicals – 0.5%
98,456	Hexion Holdings Corp., Class B(k)	1,821,436

	Communications Equipment – 0.3%
22,908	Cisco Systems, Inc.	1,214,124

	Electric Utilities – 0.7%
11,834	Duke Energy Corp.	1,168,253
16,526	NextEra Energy, Inc.	1,211,025

		2,379,278

	Food & Staples Retailing – 0.3%
8,594	Walmart, Inc.	1,211,926

	Health Care Equipment & Supplies – 0.3%
10,424	Abbott Laboratories	1,208,454

	Health Care Providers & Services – 0.7%
3,102	Anthem, Inc.	1,184,344
2,976	UnitedHealth Group, Inc.	1,191,709

		2,376,053

	Hotels, Restaurants & Leisure – 0.3%
10,827	Starbucks Corp.	1,210,567

	Household Products – 0.3%
8,865	Procter & Gamble Co. (The)	1,196,155

	Insurance – 0.3%
12,550	Progressive Corp. (The)	1,232,536

	IT Services – 0.7%
4,294	Accenture PLC, Class A	1,265,828
6,206	Automatic Data Processing, Inc.	1,232,636

		2,498,464

	Machinery – 0.3%
3,401	Deere & Co.	1,199,567

	Media – 0.6%
21,973	Comcast Corp., Class A	1,252,900
27,529	iHeartMedia, Inc., Class A(k)	741,356

		1,994,256

	Metals & Mining – 0.3%
16,488	Newmont Corp.	1,045,009

	Oil Field Services – 0.0%
19,954	Pioneer Energy Services Corp.(e)(i)(j)(k)(n)	—

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – 1.4%
50,400	Battalion Oil Corp.(k)	$675,360
11,422	Chevron Corp.	1,196,340
1,176	Frontera Energy Corp.(k)	7,267
118,656	Lonestar Resources U.S., Inc.(e)(i)(j)(k)(n)	1,174,694
16,774	Paragon Offshore Ltd., Litigation Units, Class B(i)(j)(k)(n)	131,005
10,479	Whiting Petroleum Corp.(k)	571,630
46,066	Williams Cos., Inc. (The)	1,223,052

		4,979,348

	Pharmaceuticals – 0.8%
8,726	Bristol-Myers Squibb Co.	583,071
7,124	Johnson & Johnson	1,173,608
15,475	Merck & Co., Inc.	1,203,491
1,547	Organon & Co.(k)	46,812

		3,006,982

	REITs - Diversified – 0.4%
4,838	American Tower Corp.	1,306,937

	Road & Rail – 0.3%
5,471	Union Pacific Corp.	1,203,237

	Software – 0.4%
321	iQor Holdings, Inc.(e)(f)(k)	4,306
4,866	Microsoft Corp.	1,318,199

		1,322,505

	Specialty Retail – 0.4%
3,884	Home Depot, Inc. (The)	1,238,569

	Technology Hardware, Storage & Peripherals – 0.4%
9,623	Apple, Inc.	1,317,966

	Wireless Telecommunication Services – 0.6%
13,673	T-Mobile US, Inc.(k)	1,980,261

	Total Common Stocks (Identified Cost $58,598,724)	43,008,670

Preferred Stocks – 0.9%
Convertible Preferred Stocks – 0.7%
	Healthcare – 0.1%
4,598	Boston Scientific Corp., Series A, 5.500%	533,644

	Midstream – 0.1%
3,556	El Paso Energy Capital Trust I, 4.750%	178,689

	Technology – 0.2%
7,720	Clarivate PLC, Series A, 5.250%	808,284

Shares	Description	Value (†)
Preferred Stocks – continued
Convertible Preferred Stocks – continued
	Wireless – 0.3%
886	2020 Cash Mandatory Exchangeable Trust, 5.250%, 144A(e)(f)	$1,116,431

	Total Convertible Preferred Stocks (Identified Cost $2,502,532)	2,637,048

Non-Convertible Preferred Stocks – 0.2%
	Home Construction – 0.1%
21,265	Hovnanian Enterprises, Inc., 7.625%(k)	394,040

	REITs - Warehouse/Industrials – 0.1%
3,363	Prologis, Inc., Series Q, 8.540%	244,154

	Total Non-Convertible Preferred Stocks (Identified Cost $192,799)	638,194

	Total Preferred Stocks (Identified Cost $2,695,331)	3,275,242

Exchange-Traded Funds – 5.0%
205,000	iShares® iBoxx $ High Yield Corporate Bond ETF (Identified Cost $17,998,672)	18,048,200

Principal Amount (‡)
Short-Term Investments – 4.8%
20,213,095	Central Bank of Iceland, 0.000%, (ISK)(d)(q)	163,391
17,248,004	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2021 at 0.000% to be repurchased at $17,248,004 on 7/01/2021 collateralized by $15,472,300 U.S. Treasury Inflation Indexed Note, 0.125% due 1/15/2030 valued at $17,592,998 including accrued interest(r)	17,248,004

	Total Short-Term Investments (Identified Cost $17,412,526)	17,411,395

	Total Investments – 100.9% (Identified Cost $376,993,121)	365,998,883
	Other assets less liabilities – (0.9)%	(3,250,455)

	Net Assets – 100.0%	$362,748,428

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans and collateralized loan obligations are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans and collateralized loan obligations where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of June 30, 2021, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$2,327,417	0.6%	$3,944,167	1.1%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.

(††)	Amount shown represents units. One unit represents a principal amount of 100.

(†††)	Amount shown represents units. One unit represents a principal amount of 1,000.

(a)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2021 is disclosed.

(b)	Perpetual bond with no specified maturity date.

(c)

Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended June 30, 2021, interest payments were made in principal.

(d)	Variable rate security. Rate as of June 30, 2021 is disclosed.

(e)	Illiquid security.

(f)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2021, the value of these securities amounted to $2,327,417 or 0.6% of net assets.

(g)

Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended June 30, 2021, interest payments were made in cash.

(h)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.

(i)	Fair valued by the Fund’s adviser. At June 30, 2021, the value of these securities amounted to $3,944,167 or 1.1% of net assets.

(j)	Level 3 security. Value has been determined using significant unobservable inputs.

(k)	Non-income producing security.

(l)	Interest rate represents annualized yield at time of purchase; not a coupon rate.

(m)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.

(n)	Securities subject to restriction on resale. At June 30, 2021, the restricted securities held by the Fund are as follows:

	Acquisition Date	Cost		Value	% of Net Assets
Lonestar Resources U.S., Inc.	12/01/2020$	823,473	*	$1,174,694	0.3%
Paragon Offshore Ltd., Litigation Units, Class B	7/18/2017	1,709,463		131,005	Less than 0.1%
Pioneer Energy Services Corp. 5.000% PIK or 5.000% Cash	5/29/2020	3,188,075		2,610,286	0.7%
Pioneer Energy Services Corp.	5/29/2020	5,792,979	**	—	—

*	Represents basis assigned upon receipt in a taxable restructuring.

**	Represents basis carried over in a non-taxable restructuring.

(o)	Position is unsettled. Contract rate was not determined at June 30, 2021 and does not take effect until settlement date. Maturity date is not finalized until settlement date.

(p)	New issue unsettled as of June 30, 2021. Coupon rate does not take effect until settlement date.

(q)	Security callable by issuer at any time. No specified maturity date.

(r)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(s)	Payment-in-kind security for which the issuer, at each interest payment date, makes interest payments in additional principal.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the value of Rule 144A holdings amounted to $179,661,415 or 49.5% of net assets.

ABS	Asset-Backed Securities

ETF	Exchange-Traded Fund

LIBOR	London Interbank Offered Rate

MTN	Medium Term Note

PIK	Payment-in-Kind

REITs	Real Estate Investment Trusts

BRL	Brazilian Real

INR	Indian Rupee

ISK	Icelandic Krona

MXN	Mexican Peso

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Independent Energy	$—	$23,320,029	$28,182	(a)	$23,348,211
Property & Casualty Insurance	—	392,700	564,000	(b)	956,700
All Other Non-Convertible Bonds*	—	228,417,546	—		228,417,546

Total Non-Convertible Bonds	—	252,130,275	592,182		252,722,457

Convertible Bonds
Oil Field Services	—	—	2,610,286	(a)	2,610,286
All Other Convertible Bonds*	—	19,446,210	—		19,446,210

Total Convertible Bonds	—	19,446,210	2,610,286		22,056,496

Total Bonds and Notes	—	271,576,485	3,202,468		274,778,953

Senior Loans*	—	3,084,342	—		3,084,342
Collateralized Loan Obligations	—	5,407,081	985,000	(b)	6,392,081
Common Stocks
Chemicals	—	1,821,436	—		1,821,436
Oil Field Services	—	—	—	(c)
Oil, Gas & Consumable Fuels	3,673,649	—	1,305,699	(a)	4,979,348
Software	1,318,199	4,306	—		1,322,505
All Other Common Stocks*	34,885,381	—	—		34,885,381

Total Common Stocks	39,877,229	1,825,742	1,305,699		43,008,670

Preferred Stocks
Convertible Preferred Stocks
Wireless	—	1,116,431	—		1,116,431
All Other Convertible Preferred Stocks*	1,520,617	—	—		1,520,617

Total Convertible Preferred Stocks	1,520,617	1,116,431	—		2,637,048

Non-Convertible Preferred Stocks
Home Construction	394,040	—	—		394,040
REITs - Warehouse/Industrials	—	244,154	—		244,154

Total Non-Convertible Preferred Stocks	394,040	244,154	—		638,194

Total Preferred Stocks	1,914,657	1,360,585	—		3,275,242

Exchange-Traded Funds	18,048,200	—	—		18,048,200
Short-Term Investments	—	17,411,395	—		17,411,395

Total	$59,840,086	$300,665,630	$5,493,167		$365,998,883

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.
(b)	Valued using broker-dealer bid prices.
(c)	Includes a security fair valued at zero by the Fund’s adviser using Level 3 inputs.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2020 and/or June 30, 2021:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2020		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2021		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2021
Bonds and Notes
Non-Convertible Bonds
Finance Companies	$320,948		$—	$—	$—	$—	$—	$—	(320,948)	$—		$—
Independent Energy	—		17,220	—	3,570	—	—	7,392	—	28,182		3,570
Property & Casualty Insurance	—		6,291	—	(114,291)	—	—	672,000	—	564,000		(114,291)
Convertible Bonds
Oil Field Services	2,008,394		28,994	—	413,823	159,075	—	—	—	2,610,286		413,823
Collateralized Loan Obligations	—		—	—	—	985,000	—	—	—	985,000		—
Common Stocks
Oil Field Services	— (a	)	—	—	—	—	—	—	—	— (a	)	—
Oil, Gas & Consumable Fuels	— (a	)	—	(85,478)	483,834	823,473	—	83,870	—	1,305,699		398,357
Preferred Stocks
Convertible Preferred Stocks Energy	— (a	)	—	(5,645,667)	5,645,667	—	—	—	—	—		—

Total	$2,329,342		$52,505	$(5,731,145)	$6,432,603	$1,967,548	$—	$763,262	$(320,948)	$5,493,167		$701,459

(a)	Includes securities fair valued at zero by the Fund’s adviser using Level 3 inputs.

A debt security valued at $320,948 was transferred from Level 3 to Level 2 during the period ended June 30, 2021. At September 30, 2020, this security was valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service did not provide a reliable price for the security. At June 30, 2021, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A debt security valued at $7,392 was transferred from Level 2 to Level 3 during the period ended June 30, 2021. At September 30, 2020, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2021, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service was unable to price the security.

A debt security valued at $672,000 was transferred from Level 2 to Level 3 during the period ended June 30, 2021. At September 30, 2020, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2021, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

A common stock valued at $83,870 was transferred from Level 2 to Level 3 during the period ended June 30, 2021. At September 30, 2020, this security was valued at a bid price furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2021, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service was unable to price the security.

The significant unobservable inputs used for those securities fair valued by the adviser and categorized in Level 3 as of June 30, 2021, were as follows:

Description	Valuation Technique(s)	Unobservable Input	Unobservable Input Value(s)	Value
Bonds and Notes
Non-Convertible Bonds
Independent Energy
Mesquite Energy, Inc.	Multiple(1)	EBITDA multiple	4.1
		Weighted average cost of capital	14%
		Terminal growth rate	-3%
		Liquidity discount	25%
		Stale financials discount	25%
		Estimated recovery	4%	$28,182
Convertible Bonds
Oil Field Services
Pioneer Energy Services, Corp.
5.000% PIK or 5.000% Cash	Recovery value(2)	EBITDA multiple	5.25	2,610,286
Common Stocks
Oil Field Services
Pioneer Energy Services, Corp.	Recovery value(3)	EBITDA multiple	5.25
		Liquidity discount	20%	—
Oil, Gas & Consumable Fuels
Lonestar Resources U.S., Inc.	Multiple(4)	EBITDA multiple	4.4953
		Production multiple	39,282
		Weighted average cost of capital	15%
		Terminal growth rate	0%
		Liquidity discount	45.48%	1,174,694
Paragon Offshore Ltd.,
Litigation Units, Class B	Pending Distribution(5)	Expected recovery	$7.81	131,005

				$3,944,167

EBITDA Earnings before interest, taxes, depreciation and amortization

(1)

Security is valued using the weighted average of two methodologies, to which a liquidity discount and a stale financials discount is applied: enterprise value as determined by a EBITDA multiple derived from comparable companies (weighted 50%), and discounted cash flows (weighted 50%), for which the significant unobservable inputs are the weighted average cost of capital and terminal growth rate. Equity value calculated using this method has been reduced to reflect the estimated recovery value to unsecured bondholders upon completion of a reorganization. Significant changes in input values could have a material effect on the fair value measurement. There is a direct relationship between the EBITDA multiple, terminal growth rate, and estimated recovery and the fair value measurement, meaning a significant increase in any of those input values in isolation would have resulted in a higher fair value measurement, and vice versa. There is an inverse relationship between the weighted average cost of capital, liquidity discount, and stale financials discount and the fair value measurement, meaning a significant increase in either of those inputs in isolation would have resulted in a lower fair value measurement, and vice versa.

(2)

Security is valued using a recovery value methodology. The significant unobservable input used in the fair value measurement is a EBITDA multiple derived from comparable companies. Significant changes in input values could have a material effect on the fair value measurement. There is a direct relationship between the EBITDA multiple and the fair value measurement, meaning a significant increase in the input value would have resulted in a higher fair value measurement, and vice versa.

(3)

Security is valued using a recovery value methodology, to which a liquidity discount is applied. The significant unobservable inputs used in the fair value measurement are a EBITDA multiple derived from comparable companies and the liquidity discount. Significant changes in input values could have a material effect on the fair value measurement. There is a direct relationship between the EBITDA multiple and the fair value measurement, meaning a significant increase in the input value would have resulted in a higher fair value measurement, and vice versa. There is an inverse relationship between the liquidity discount and the fair value measurement, meaning a significant increase in the input value would have resulted in a lower fair value measurement, and vice versa.

(4)

Security is valued using the weighted average of three methodologies, to which a liquidity discount is applied: enterprise value as determined by a EBITDA multiple derived from comparable companies (weighted 50%), enterprise value as determined by a production multiple derived from comparable companies (weighted 40%), and discounted cash flows (weighted 10%), for which the significant unobservable inputs are the weighted average cost of capital and terminal growth rate. Significant changes in input values could have a material effect on the fair value measurement. There is a direct relationship between the EBITDA multiple, production multiple, and terminal growth rate and the fair value measurement, meaning a significant increase in any of those input values in isolation would have resulted in a higher fair value measurement, and vice versa. There is an inverse relationship between the weighted average cost of capital and liquidity discount and the fair value measurement, meaning a significant increase in either of those inputs in isolation would have resulted in a lower fair value measurement, and vice versa.

(5)

Security is valued using a pending distribution methodology. The significant unobservable input used in the fair value measurement is an expected recovery per unit amount derived from the estimated litigation settlement amount, after fees, and the outstanding amount of litigation shares. There is a direct relationship between the expected recovery and the fair value measurement, meaning a significant increase in the input value would have resulted in a higher fair value measurement, and vice versa.

Industry Summary at June 30, 2021 (Unaudited)

Independent Energy	6.8%
Cable Satellite	6.1
Pharmaceuticals	4.1
Consumer Cyclical Services	4.1
Technology	4.0
Finance Companies	3.7
Healthcare	3.5
Chemicals	3.1
Aerospace & Defense	3.0
Media Entertainment	3.0
Airlines	2.7
Metals & Mining	2.7
Leisure	2.7
Gaming	2.5
Midstream	2.4
Retailers	2.3
Automotive	2.2
Building Materials	2.2
Other Investments, less than 2% each	28.2
Exchange-Traded Funds	5.0
Short-Term Investments	4.8
Collateralized Loan Obligations	1.8

Total Investments	100.9
Other assets less liabilities	(0.9)

Net Assets	100.0%